March 29, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE TRUST)
     FILE NO.  2-47371


Commissioners:



Enclosed is the 79th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are to (1) amend the Frequent Trader Policy Disclosure for the Funds, (2) amend the derivatives disclosure for the Funds, and (3) effect a number of non-material editorial changes.


 Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on May 31, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.


 If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-1538.





Sincerely,


The Vanguard Group, Inc.








Judith L. Gaines


Associate Counsel



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission